December 17, 2008

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.,
Washington, D.C. 20549
Attn.:  Filing Desk

Re:	State of Israel
Amendment No. 2 to Registration Statement under Schedule B

Ladies and Gentlemen:

On behalf of the State of Israel (“Israel”), attached for filing via EDGAR is Amendment No. 2 to the Registration Statement on Form S-B under the Securities Act of 1933, as amended.

If you have any questions or comments with regard to this filing, please call Steven G. Tepper at (212) 715-1140 or the undersigned at (212) 715-1098.

Sincerely,

/s/  Annette Nichols

Annette Nichols